Other administrative expenses (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other administrative expenses
Travel expenses and marketing	kr (7)	kr (8)	kr (10)
IT and information system (fees incl.)	(151)	(144)	(141)
Other fees	(34)	(38)	(47)
Premises	(33)	(32)	(28)
Other	(6)	(10)	(10)
Total other administrative expenses	kr (231)	kr (232)	kr (236)